Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Nature of Operations [Abstract]
Organization and nature of operations
1.	Organization and nature of operations

PMGC Holdings Inc. (formerly Elevai Labs Inc.) (“PMGC”) was incorporated under the laws of the State of Delaware on June 9, 2020. During 2024, PMGC completed a reorganization that included a name change and redomiciling from Delaware to Nevada. PMGC and its 100% owned subsidiaries, PMGC Research Inc. (formerly Elevai Research Inc) (“PMGC Research”), PMGC Impasse Corp (formerly Elevai Skincare Inc.), Northstrive Biosciences Inc. (formerly Elevai Biosciences, Inc), PMGC Capital LLC, Pacific Sun Packaging Inc.(“Pacific Sun”) and AGA Precision Systems LLC (“AGA”), are collectively referred to in these consolidated financial statements as “the Company.”

On April 29, 2024, PMGC Impasse Corp (“Skincare”) and Northstrive Biosciences Inc. (“BioSciences”) were incorporated under the laws of the state of Delaware. PMGC is the sole shareholder of Skincare and BioSciences. The purpose of Skincare is to operate the Company’s skincare business, while the purpose of BioSciences is to hold and develop the Company’s intellectual property. Effective May 1, 2024, PMGC transferred its operating assets and liabilities relating to its skincare business to Skincare in exchange for common stock of Skincare. On November 13, 2024, PMGC Capital LLC (“PMGC Capital”) was incorporated under the laws of the state of Nevada, PMGC is the sole shareholder of PMGC Capital.

On November 27, 2024, the Company completed a reverse stock split on a ratio of two hundred old shares of common stock for every one new post reverse split share of common stock. On March 10, 2025, the Company completed a second reverse stock split on a ratio of seven (7) shares of common stock for every one new post second reverse split common stock. On September 2, 2025, the Company completed a third reverse stock split of its common stock on a ratio of 3.5 common stock for every one new post third reverse split common stock. All current and comparative references to the number of common stock, warrants, options, weighted average number of common stock, and loss per share have been retrospectively adjusted to give effect to these reverse stock splits. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900.

On December 31, 2024, PMGC and Skincare entered into an asset purchase agreement (the “Asset Purchase Agreement”) with an unrelated third party, pursuant to which PMGC agreed to sell, and the unrelated third party agreed to purchase, PMGC’s skincare business. The sale of the skincare business closed on January 16, 2025. In accordance with Accounting Standards Codification (“ASC”) 205-20 “Discontinued Operations”, the assets and liabilities and the results of operations of the skincare business have been presented in these unaudited condensed consolidated financial statements as assets and liabilities held for sale and discontinued operations. The Company also retrospectively adjusted the unaudited condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2024, to reflect discontinued operations separately from continuing operations (Note 4).

Prior to entering into the Asset Purchase Agreement, the Company’s principal business was operating a skincare development company engaged in the design, manufacture, and marketing of skincare products in the skincare industry. With the sale of its skincare business, the Company changed its principal business. After this sale, PMGC became a diversified holding company that manages and grows its portfolio through strategic acquisitions, investments, and development across various industries.

As part of its diversification and growth strategy, the Company completed the following acquisitions during the third quarter of 2025:

●	On July 7, 2025, the Company completed the acquisition of Pacific Sun Packaging Inc., a California-based custom IT packaging company (Note 5).

●	On July 18, 2025, the Company acquired AGA Precision Systems LLC, a California-based CNC machining company (Note 5).

PMGC currently manages and operates a diverse portfolio of five wholly owned subsidiaries:

●	Northstrive BioSciences Inc. – a biopharmaceutical company focusing on the development and acquisition of cutting-edge aesthetic medicines and therapeutic products. Our lead asset, EL-22, is leveraging a first-in-class engineered probiotic approach to address obesity’s pressing issue of preserving muscle while on weight loss treatments, including GLP-1 receptor agonists.

●	PMGC Research Inc. – PMGC Research is based in Canada and is currently dedicated to medical scientific research and development efforts, utilizing Canadian research grants and partnering with leading Canadian Universities to push the boundaries of innovation.

●	PMGC Capital LLC – a multi-strategy investment firm focused on direct investments, strategic lending, and acquiring undervalued companies and assets across diverse markets. Our mission is to identify and seize high-potential opportunities, delivering sustainable growth and maximizing returns on capital.

●	Pacific Sun Packaging Inc.- a California-based custom IT packaging company providing innovative, sustainable, and technology-driven packaging solutions to industrial and consumer markets.

●	AGA Precision Systems LLC. - a California-based precision engineering and CNC machining company specializing in the design and production of high-tolerance components for industrial and technology applications. AGA expands PMGC’s advanced manufacturing footprint and enhances its capacity to deliver vertically integrated engineering and production solutions across multiple sectors.

1.	Organization and nature of operations

PMGC Holdings Inc. (formerly Elevai Labs Inc.) (“PMGC”) was incorporated under the laws of the State of Delaware on June 9, 2020. During 2024, PMGC completed a reorganization that included a name change and redomiciling from Delaware to Nevada. PMGC and its 100% owned subsidiaries, PMGC Research Inc. (formerly Elevai Research Inc) (“PMGC Research”), PMGC Impasse Corp (formerly Elevai Skincare Inc.), Northstrive Biosciences Inc. (formerly Elevai Biosciences, Inc), and PMGC Capital LLC, are collectively referred to in these consolidated financial statements as “the Company.”

On April 29, 2024, PMGC Impasse Corp (“Skincare”) and Northstrive Biosciences Inc. (“BioSciences”) were incorporated under the laws of the state of Delaware. PMGC is the sole shareholder of Skincare and BioSciences. The purpose of Skincare is to operate the Company’s skincare business, while the purpose of BioSciences is to hold and develop the Company’s intellectual property. Effective May 1, 2024, PMGC transferred its operating assets and liabilities relating to its skincare business to Skincare in exchange for common stock of Skincare. On November 13, 2024, PMGC Capital LLC (“PMGC Capital”) was incorporated under the laws of the state of Nevada, PMGC is the sole shareholder of PMGC Capital.

On November 27, 2024, the Company completed a reverse stock split on a ratio of two hundred old common shares for every one new post reverse split common share. In addition, on March 10, 2025, the Company completed a second reverse stock split on a ratio of 7 common shares for every one new post second reverse split common share. All current and comparative references to the number of common shares, warrants, options, weighted average number of common shares, and loss per share have been retrospectively adjusted to give effect to these reverse stock splits. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400.

On December 31, 2024, PMGC and Skincare, entered into an asset purchase agreement (the “Asset Purchase Agreement”) with an unrelated third party, pursuant to which it was agreed to sell the skincare business. The sale of the skincare business closed on January 16, 2025. In accordance with ASC 205-20 “Discontinued Operations”, the assets and liabilities and the results of operations of the skincare business have been presented in these consolidated financial statements as assets and liabilities held for sale and discontinued operations. The Company also retrospectively adjusted the consolidated balance sheet as at December 31, 2023, and the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023, to reflect assets and liabilities held for sale and discontinued operations separately from continuing operations (Note 4).

Prior to entering into the Asset Purchase Agreement, the Company’s principal business was operating a skincare development company engaged in the design, manufacture, and marketing of skincare products in the skincare industry. With the sale of the skincare business, the Company changed its principal business. PMGC is a diversified holding company that manages and grows its portfolio through strategic acquisitions, investments, and development across various industries. PMGC currently manages and operates a diverse portfolio of three wholly owned subsidiaries:

●	BioSciences – is a biopharmaceutical company focusing on the development and acquisition of cutting-edge aesthetic medicines and therapeutic products. Our lead asset, EL-22, is leveraging a first-in-class engineered probiotic approach to address obesity’s pressing issue of preserving muscle while on weight loss treatments, including GLP-1 receptor agonists. For more information, please visit www.northstrivebio.com.

●	PMGC Research – based in Canada, is currently dedicated to medical scientific research and development efforts, utilizing Canadian research grants and partnering with leading Canadian Universities to push the boundaries of innovation.

●	PMGC Capital – is a multi-strategy investment firm focused on direct investments, strategic lending, and acquiring undervalued companies and assets across diverse markets. Our mission is to identify and seize high-potential opportunities, delivering sustainable growth and maximizing returns on capital.